May 4, 2026

Via EDGAR
U.S. Securities and Exchange Commission
100 F Street NE
Washington DC 20549

Re: Aspida Life Insurance Company
      Post-Effective Amendment to Registration Statement on Form N-4 (File no. 333-283346)

Commissioners:
On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities
Act of 1933, as amended (the "1933 Act"), that the form of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent amendment to the registration statement, filed on May 1, 2026 and declared effective on May 1, 2026, and that the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Taiesha McBroom
Taiesha McBroom
Chief Legal Officer and Secretary